CONTRACT BALANCES	9 Months Ended
Sep. 30, 2019
CONTRACT BALANCES
CONTRACT BALANCES

6     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As at	As at
	December 31,	September 30,
	2018	2019

Accounts receivable	541,355	954,698
Less: allowance for doubtful accounts	(241)	(606)
Accounts receivable, net	541,114	954,092

Including:
- Current portion	536,842	952,184
- Non-current portion	4,272	1,908

The Company generally invoices its customers on a monthly or quarterly basis in accordance with the contract terms. Due to the timing difference between the billing and revenue recognition, accounts receivable included an unbilled portion of RMB384,640 and RMB570,419 as of December 31, 2018 and September 30, 2019, respectively.

As of September 30, 2019, the accounts receivable expected to be received after one year amounted to RMB1,908 were recorded in other non-current assets in the consolidated balance sheet.

Accounts receivable of RMB365,938 and RMB563,913 was pledged as security for bank loans as of December 31, 2018 and September 30, 2019, respectively.

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2019	73,077
Closing balance as of September 30, 2019	106,948

Increase	33,871

The difference between the opening and closing balances of the Company's deferred revenue primarily results from the timing difference between the Company's performance obligation and the customer's payment. As of September 30, 2019, the deferred revenue expected to be recognized as revenue after one year amounted to RMB15,956 were recorded in other non-current assets in the consolidated balance sheet. The amounts of revenue recognized during the nine-month period ended September 30, 2019 from the opening deferred revenue balance was RMB54,593.

Remaining performance obligations

The Company elected to apply the practical expedient that allows the Company not to disclose the remaining performance obligations for variable consideration that is allocated to entirely unsatisfied performance obligations or to a wholly unsatisfied distinct good or service that forms part of a single obligation. This includes usage-based contracts for certain colocation and managed hosting services for which the variable consideration is allocated entirely to the unsatisfied promised services that form part of the single performance obligation under these contacts.

As of September 30, 2019, approximately RMB1,488,062 of total revenues and deferred revenues are expected to be recognized in future periods, the majority of which will be recognized over the next three years.